Credit Facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Facilities [Abstract]
Interest expense	$ 72,449	$ 45,130	$ 14,184